Operations	12 Months Ended
Dec. 31, 2022
Operations
Operations

1	Operations

Companhia de Saneamento Básico do Estado de São Paulo ("SABESP" or "Company") is a mixed-capital company headquartered in São Paulo, at Rua Costa Carvalho, 300, CEP 05429-900, controlled by the State of São Paulo. The Company is engaged in the provision of basic and environmental sanitation services in the State of São Paulo, as well as it supplies treated water and sewage services on a wholesale basis.

In addition to providing basic sanitation services in the State of São Paulo, SABESP may performs these activities in other states and countries, and can operate in drainage, urban cleaning, solid waste handling and energy markets. SABESP aims to be a world reference in the provision of sanitation services, in a sustainable, competitive and innovative manner, with a focus on customers.

As of December 31, 2022, the Company operated water and sewage services in 375 municipalities of the State of São Paulo, 351 have already signed contracts, pursuant to Law 11,445/2007. Most of these municipalities’ operations are based on 30-year concession, program and services contracts, except for the municipalities of Guarulhos, Mauá, Santo André, São Bernardo do Campo, São João da Boa Vista and Tejupá, which have a 40-year term.

The table below shows a summary of the contractual situation of the municipalities served:

	December 31, 2022	December 31, 2021

Total municipalities that have already signed contracts	351	342
Balance – intangible and contract assets	45,292,307	42,260,091
Percentage of intangible and contract assets	94.49%	93.80%
Revenue from sanitation services (excluding construction revenue)	17,767,561	15,490,808
Percentage of revenue from sanitation services (excluding construction revenue)	95.37%	95.01%

Municipalities with expired contracts:	1	8
Balance – intangible and contract assets	11,519	214,329
Percentage of intangible and contract assets	0.02%	0.48%
Revenue from sanitation services (excluding construction revenue)	15,236	41,194
Percentage of revenue from sanitation services (excluding construction revenue)	0.08%	0.25%

Municipalities with concession agreements due by 2030:	23	25
Balance – intangible and contract assets	1,072,138	1,127,920
Percentage of intangible and contract assets	2.24%	2.50%
Revenue from sanitation services (excluding construction revenue)	711,452	653,408
Percentage of revenue from sanitation services (excluding construction revenue)	3.82%	4.01%

Municipality of São Paulo:
Percentage of intangible and contract assets	43.33%	43.11%
Percentage of revenue from sanitation services (excluding construction revenue)	45.14%	44.45%

The Company's shares have been listed in the “Novo Mercado” (New Market) segment of B3 under the ticker symbol SBSP3 since April 2002 and on the New York Stock Exchange (NYSE) as American Depositary Receipts (“ADRs”) Level III, under the SBS code, since May 2002.

Since 2008, the Company has been setting up partnerships with other companies, which resulted in the following companies: Sesamm, Águas de Andradina, Saneaqua Mairinque, Aquapolo Ambiental, Águas de Castilho, Attend Ambiental, Paulista Geradora de Energia, Cantareira SP Energia, FOXX URE-BA Ambiental and Infranext Soluções em Pavimentação. Although SABESP has no majority interest in the capital stock of these companies, the shareholders’ agreements provide for the power of veto and casting vote in certain issues jointly with associates, indicating the shared control in the management of investees, except for Saneaqua Mairinque, which, as of August 2020, no longer has a shared control.

Economic instability worsened by COVID-19

Regarding the effects of COVID-19, the Company emphasizes the migration, in 2020, of the billed volume of the public, commercial, and industrial categories that have average tariffs higher than the tariff charged from the residential category. However, since 2021, the billed volume has been resuming for these categories with consequent recovery in the average tariff price.

Expenses with allowance for doubtful accounts are still rising over the same period in 2021, due to the higher delinquency in 2022.

New Legal Sanitation Framework

On July 15, 2020, Federal Law 14,026/2020, known as New Legal Framework for Basic Sanitation, was sanctioned. The new law expands competition in the sector by extinguishing program contracts, encourages the region-wise provision of services to promote economies of scale, and provides for strengthening the service regulation.

Additionally, the New Legal Framework imposes performance goals to reach 99% of the population served with drinking water and 90% with sewage collection and treatment by December 31, 2033, encouraging operators to increase efficiency. The new Law also granted the National Water Agency (ANA) with power to edit reference rules to regulate sanitation services, aiming to standardize the operation of the regulatory agencies and minimize regulatory uncertainties, thus creating a more stable and attractive environment for investments in the sector.

On May 31, 2021, Federal Decree 10,710 was published, regulating article 10-B of Law 11,445/2007, establishing the methodology for proving the economic and financial capacity of public providers of drinking water supply and sewage services, to make it possible the compliance with the universalization goals by 2033. Said Decree determined economic and financial evaluation metrics on service providers to prove their ability to make investments within the intended deadlines and several conditions for current contracts to be considered regular. Any adjustments to them should be made by March 31, 2022, in line with paragraph 1 of article 11-B of the New Legal Framework.

According to the aforementioned Decree, as of December 30, 2021, the Company presented a requirement to the São Paulo State Utility Services Regulatory Agency (ARSESP) containing documents that prove its capacity to maintain the provision of services in the operated area by meeting the goals of universal water and sewage collection and treatment by 2033, defined by the New Legal Framework, attested and certified by independent auditor and certifying body. As of March 28, 2022, ARSESP recognized the Company’s economic-financial capacity, under the applicable legislation.

In this new context, the Company understands that it is important to highlight that i) it has 366 regular contracts that have already been adapted to the provisions of the New Legal Framework, which ensure 99.5% of revenue; ii) it has access to public capital and the private capital market, due to its sound reputation, favoring the maintenance and/or expansion of its operating base and compliance with the universalization of services within the deadline established by the new law; and iii) it has high governance level.

Management expects that the funds raised with the gradual recovery of the economic activities, the improved water security from the works carried out, the generation of operational cash, and credit lines available for investments, will be sufficient to meet the Company’s commitments and not compromise the necessary investments.

Approvals

The financial statements were approved by Management on April 25, 2023.